INCOME TAXES - Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Postretirement benefits other than pensions	$ 45	$ 50
Asbestos and environmental	189	373
Capitalized research and development	917	946
Employee compensation and benefits	104	130
Lease liabilities	212	228
Other accruals and reserves	389	375
Net operating losses	650	618
Capital loss carryover and outside basis differences	544	467
Tax credit carryforwards and other attributes	648	269
Gross deferred tax assets	3,698	3,456
Valuation allowance	(1,374)	(1,253)
Total deferred tax assets	2,324	2,203
Deferred tax liabilities
Deferred revenue	(175)	(244)
Pension	(1,339)	(1,481)
Property, plant and equipment	(351)	(212)
Right-of-use asset	(198)	(198)
Intangibles	(886)	(654)
Unremitted earnings of foreign subsidiaries	(482)	(488)
Other asset basis differences	(271)	(272)
Total deferred tax liabilities	(3,702)	(3,549)
Net deferred tax liability	(1,378)	(1,346)
Disposal Group, Held-for-Sale, Not Discontinued Operations | Productivity Solutions and Services and Warehouse Workflow Solutions Businesses
Deferred tax liabilities
Deferred tax asset, disposal group	136
Deferred tax liability, disposal group	$ 0
Disposal Group, Held-for-Sale, Not Discontinued Operations | Personal Protective Equipment Business
Deferred tax liabilities
Deferred tax asset, disposal group		0
Deferred tax liability, disposal group		$ 124